Consolidated and Largest Bank Subsidiary Capital Ratios (Detail)	Dec. 31, 2011		Dec. 31, 2010
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1	15.00%	[1]	13.40%	[1]
Total capital	17.00%	[1]	16.30%	[1]
Leverage	5.20%	[1]	5.80%	[1]
Bank Of New York Mellon
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1	14.30%	[1]	11.40%	[1]
Total capital	17.70%	[1]	15.30%	[1]
Leverage	5.30%	[1]	5.30%	[1]

[1]	Determined under Basel I guidelines. For a banking institution to qualify as "well capitalized," its Basel I Tier 1, Total (Tier 1 plus Tier 2) and leverage capital ratios must be at least 6%, 10% and 5%, respectively. For The Bank of New York Mellon, our largest bank subsidiary, to qualify as "adequately capitalized ," Basel I Tier 1, Total and leverage capital ratios must be at least 4%, 8% and 3%, respectively.